Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2020

FAV-QTLY-0320
1.813029.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. (a)	441	$32,272
Media - 2.8%
CBS Corp. Class B	2,500	85,325
DISH Network Corp. Class A (a)	10,948	402,448
Interpublic Group of Companies, Inc.	18,300	415,410
Liberty Global PLC Class C (a)	21,784	424,352
News Corp. Class A	9,700	132,114
Nexstar Broadcasting Group, Inc. Class A	5,500	666,325
Sinclair Broadcast Group, Inc. Class A	4,800	143,616
		2,269,590

TOTAL COMMUNICATION SERVICES		2,301,862

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	21,028	194,299
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	2,400	171,255
Distributors - 0.5%
LKQ Corp. (a)	13,000	424,905
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	23,200	483,488
Hotels, Restaurants & Leisure - 1.3%
Eldorado Resorts, Inc. (a)	17,158	1,025,705
Household Durables - 1.9%
D.R. Horton, Inc.	6,911	409,131
Mohawk Industries, Inc. (a)	4,515	594,535
Whirlpool Corp.	3,800	555,446
		1,559,112
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	15,100	506,756
Leisure Products - 1.3%
Brunswick Corp.	9,000	565,650
Mattel, Inc. (a)(b)	28,717	420,130
Vista Outdoor, Inc. (a)	7,133	52,998
		1,038,778
Specialty Retail - 2.3%
L Brands, Inc.	17,500	405,300
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	135,640
Lowe's Companies, Inc.	3,740	434,738
Michaels Companies, Inc. (a)	40,100	197,693
Sally Beauty Holdings, Inc. (a)	22,700	348,445
Urban Outfitters, Inc. (a)	15,900	407,040
		1,928,856
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	13,700	410,452
PVH Corp.	7,100	618,907
Tapestry, Inc.	16,800	432,936
		1,462,295

TOTAL CONSUMER DISCRETIONARY		8,795,449

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 1.0%
U.S. Foods Holding Corp. (a)	20,245	813,242
Food Products - 3.0%
B&G Foods, Inc. Class A (b)	10,500	168,630
Conagra Brands, Inc.	18,800	618,896
Darling International, Inc. (a)	21,661	587,663
Nomad Foods Ltd. (a)	14,098	284,498
TreeHouse Foods, Inc. (a)	6,100	272,060
Tyson Foods, Inc. Class A	6,427	531,063
		2,462,810
Household Products - 1.2%
Energizer Holdings, Inc.	10,900	504,234
Spectrum Brands Holdings, Inc.	8,391	515,291
		1,019,525
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	12,200	315,004
Tobacco - 0.7%
Altria Group, Inc.	11,300	537,089

TOTAL CONSUMER STAPLES		5,147,670

ENERGY - 6.9%
Energy Equipment & Services - 0.6%
Baker Hughes, A GE Co. Class A	14,630	316,886
Halliburton Co.	6,979	152,212
		469,098
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	5,412	76,255
Cenovus Energy, Inc. (Canada)	73,969	643,889
Cheniere Energy, Inc. (a)	11,955	708,214
Concho Resources, Inc.	1,713	129,811
Delek U.S. Holdings, Inc.	3,100	85,126
Devon Energy Corp.	8,409	182,643
Enterprise Products Partners LP	6,042	155,702
EOG Resources, Inc.	3,800	277,058
Golar LNG Ltd.	28,700	276,094
Hess Corp.	9,600	543,072
Magnolia Oil & Gas Corp. Class A (a)	15,100	158,852
Marathon Petroleum Corp.	2,631	143,390
Noble Energy, Inc.	31,800	628,686
Ovintiv, Inc. (b)	3,420	53,455
Ovintiv, Inc.	18,000	280,459
Teekay LNG Partners LP	23,700	304,545
Valero Energy Corp.	4,800	404,688
WPX Energy, Inc. (a)	14,076	168,208
		5,220,147

TOTAL ENERGY		5,689,245

FINANCIALS - 12.9%
Banks - 3.7%
Bank of Kyoto Ltd.	5,000	199,829
BB&T Corp.	13,227	682,116
East West Bancorp, Inc.	13,500	618,840
First Citizens Bancshares, Inc.	994	523,659
Huntington Bancshares, Inc.	35,700	484,449
Signature Bank	4,000	567,560
		3,076,453
Capital Markets - 3.5%
Ameriprise Financial, Inc.	3,931	650,227
Apollo Global Management LLC Class A	11,034	522,129
Donnelley Financial Solutions, Inc. (a)	4,460	40,408
Lazard Ltd. Class A	12,800	537,088
LPL Financial	4,700	433,011
Raymond James Financial, Inc.	7,400	676,582
		2,859,445
Consumer Finance - 3.1%
Capital One Financial Corp.	5,148	513,770
Discover Financial Services	9,200	691,196
OneMain Holdings, Inc.	12,516	530,303
SLM Corp.	56,690	619,055
Synchrony Financial	6,500	210,665
		2,564,989
Diversified Financial Services - 0.3%
ECN Capital Corp.	62,100	262,778
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	19,801	424,335
American International Group, Inc.	3,214	161,536
Argo Group International Holdings, Ltd.	4,500	295,200
Reinsurance Group of America, Inc.	1,300	187,265
The Travelers Companies, Inc.	6,100	802,882
		1,871,218

TOTAL FINANCIALS		10,634,883

HEALTH CARE - 7.2%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	5,000	496,950
Ascendis Pharma A/S sponsored ADR (a)	400	54,040
Ironwood Pharmaceuticals, Inc. Class A (a)	4,900	59,192
		610,182
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	3,700	109,483
Hill-Rom Holdings, Inc.	400	42,596
The Cooper Companies, Inc.	286	99,211
Zimmer Biomet Holdings, Inc.	1,286	190,199
		441,489
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	4,863	416,078
Cardinal Health, Inc.	1,735	88,849
Centene Corp. (a)	11,747	737,829
Cigna Corp.	3,300	634,854
Humana, Inc.	1,100	369,864
Laboratory Corp. of America Holdings (a)	1,047	183,644
McKesson Corp.	500	71,305
Patterson Companies, Inc.	3,500	77,035
Premier, Inc. (a)	11,500	399,855
Universal Health Services, Inc. Class B	400	54,844
		3,034,157
Health Care Technology - 0.5%
Change Healthcare, Inc. (b)	23,800	369,376
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,446	119,382
Bio-Rad Laboratories, Inc. Class A (a)	437	157,722
IQVIA Holdings, Inc. (a)	828	128,547
		405,651
Pharmaceuticals - 1.3%
Bayer AG	5,400	433,380
Elanco Animal Health, Inc. (a)	2,200	67,980
Jazz Pharmaceuticals PLC (a)	3,638	521,507
Mylan NV (a)	1,700	36,414
		1,059,281

TOTAL HEALTH CARE		5,920,136

INDUSTRIALS - 19.4%
Aerospace & Defense - 1.2%
Bombardier, Inc. Class B (sub. vtg.) (a)	147,300	136,904
General Dynamics Corp.	2,100	368,424
Huntington Ingalls Industries, Inc.	1,900	495,900
		1,001,228
Air Freight & Logistics - 0.4%
FedEx Corp.	2,300	332,672
Airlines - 1.6%
American Airlines Group, Inc.	26,835	720,251
JetBlue Airways Corp. (a)	29,325	581,515
		1,301,766
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	8,444	201,643
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	16,500	346,830
The Brink's Co.	5,100	429,369
		776,199
Construction & Engineering - 3.6%
AECOM (a)	15,982	770,812
Arcadis NV	22,422	511,268
Fluor Corp.	23,000	411,470
Granite Construction, Inc.	24,100	653,833
Williams Scotsman Corp. (a)	30,800	580,580
		2,927,963
Electrical Equipment - 1.2%
Atkore International Group, Inc. (a)	6,300	250,110
Regal Beloit Corp.	3,666	287,634
Sensata Technologies, Inc. PLC (a)	9,794	462,962
		1,000,706
Industrial Conglomerates - 0.9%
General Electric Co.	58,613	729,732
Machinery - 1.2%
Allison Transmission Holdings, Inc.	14,964	661,409
Welbilt, Inc. (a)	21,000	316,890
		978,299
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	93	111,206
Professional Services - 2.0%
ASGN, Inc. (a)	6,800	460,292
Intertrust NV (c)	11,072	197,207
Manpower, Inc.	1,200	109,788
Nielsen Holdings PLC	41,434	845,254
		1,612,541
Road & Rail - 1.8%
Knight-Swift Transportation Holdings, Inc. Class A (b)	22,500	834,300
Norfolk Southern Corp.	875	182,184
Ryder System, Inc.	9,800	467,656
		1,484,140
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	7,761	439,350
Ashtead Group PLC	13,828	448,280
Beacon Roofing Supply, Inc. (a)	13,600	450,296
Fortress Transportation & Infrastructure Investors LLC	17,728	340,023
HD Supply Holdings, Inc. (a)	20,595	839,040
MRC Global, Inc. (a)	14,918	167,977
Univar, Inc. (a)	22,300	480,565
		3,165,531
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	7,200	317,592

TOTAL INDUSTRIALS		15,941,218

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	31,374	382,292
Extreme Networks, Inc. (a)	19,500	115,050
F5 Networks, Inc. (a)	2,500	305,300
		802,642
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	45,900	603,585
IT Services - 2.3%
Alliance Data Systems Corp.	3,100	318,649
Capgemini SA	1,800	224,283
Conduent, Inc. (a)	49,633	212,429
DXC Technology Co.	19,276	614,519
Econocom Group SA	90,100	256,808
Unisys Corp. (a)	27,348	265,549
		1,892,237
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Group Ltd.	17,900	430,316
NXP Semiconductors NV	2,900	367,894
		798,210
Software - 1.0%
Micro Focus International PLC	32,103	431,127
SS&C Technologies Holdings, Inc.	6,100	384,361
		815,488
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	2,900	103,153

TOTAL INFORMATION TECHNOLOGY		5,015,315

MATERIALS - 9.8%
Chemicals - 6.1%
Albemarle Corp. U.S. (b)	5,100	409,428
Axalta Coating Systems Ltd. (a)	15,379	443,069
Celanese Corp. Class A	1,859	192,407
DuPont de Nemours, Inc.	11,474	587,239
Element Solutions, Inc. (a)	32,900	384,930
FMC Corp.	2,411	230,467
Livent Corp. (a)	13,500	127,035
LyondellBasell Industries NV Class A	1,618	125,977
Olin Corp.	46,587	692,749
Orion Engineered Carbons SA	22,200	348,540
The Chemours Co. LLC	28,656	397,459
The Mosaic Co.	26,200	519,808
Tronox Holdings PLC	45,500	384,930
Westlake Chemical Corp.	3,062	187,394
		5,031,432
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	661	174,372
Summit Materials, Inc. (a)	17,100	375,687
		550,059
Containers & Packaging - 2.1%
Avery Dennison Corp.	1,297	170,218
Berry Global Group, Inc. (a)	9,100	386,932
Crown Holdings, Inc. (a)	7,200	533,016
Graphic Packaging Holding Co.	19,323	302,018
O-I Glass, Inc.	24,970	315,121
		1,707,305
Metals & Mining - 0.9%
Antofagasta PLC	5,964	64,752
Barrick Gold Corp.	8,380	155,198
Constellium NV (a)	34,000	386,240
Steel Dynamics, Inc.	4,110	122,807
		728,997

TOTAL MATERIALS		8,017,793

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	3,700	603,840
American Tower Corp.	1,643	380,749
CubeSmart	34,800	1,102,116
Digital Realty Trust, Inc.	2,600	319,774
Douglas Emmett, Inc.	10,343	429,235
Equinix, Inc.	972	573,218
Equity Lifestyle Properties, Inc.	6,776	492,954
Essex Property Trust, Inc.	1,100	340,736
National Retail Properties, Inc.	7,521	421,176
Taubman Centers, Inc.	9,427	249,061
VICI Properties, Inc.	20,600	552,080
		5,464,939
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	9,521	581,257
Cushman & Wakefield PLC (a)	34,200	657,324
Howard Hughes Corp. (a)	3,963	482,218
		1,720,799

TOTAL REAL ESTATE		7,185,738

UTILITIES - 8.2%
Electric Utilities - 3.2%
Edison International	11,600	887,980
Entergy Corp.	9,100	1,196,832
Exelon Corp.	11,500	547,285
		2,632,097
Independent Power and Renewable Electricity Producers - 2.5%
The AES Corp.	34,600	687,156
Vistra Energy Corp.	59,211	1,333,432
		2,020,588
Multi-Utilities - 2.5%
Dominion Energy, Inc.	4,900	420,175
Sempra Energy	10,457	1,679,815
		2,099,990

TOTAL UTILITIES		6,752,675

TOTAL COMMON STOCKS
(Cost $75,126,115)		81,401,984
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/9/20 to 4/23/20 (d)
(Cost $39,880)	40,000	39,881
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.58% (e)	1,294,814	$1,295,073
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	2,147,497	2,147,712
TOTAL MONEY MARKET FUNDS
(Cost $3,442,727)		3,442,785
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $78,608,722)		84,884,650
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(2,675,068)
NET ASSETS - 100%		$82,209,582

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	March 2020	$602,100	$(22,033)	$(22,033)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,207 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,881.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,173
Fidelity Securities Lending Cash Central Fund	2,094
Total	$5,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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